The Momentum Bond Fund
Investment Objective
The Momentum Bond Fund’s primary investment objective is capital growth with a secondary objective of generating income.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Momentum Bond Fund
Redemption Fees On shares sold after holding them for 90 days or less (as a percentage of the amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Momentum Bond Fund
Management Fees	0.99%
Distribution 12b-1 Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	1.73%
Fee Waiver	(0.05%)	[2]
Total Annual Fund Operating Expenses After Waiver	1.68%
[1]	Based on estimated amounts for the current fiscal period.
[2]	Under the Services Agreement the Adviser receives an additional fee of 0.50% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective September 1, 2017 the Adviser has contractually agreed to waive Services Agreement fees by 0.05% of its average daily net assets through July 31, 2019. The Services Agreement fee waiver will automatically terminate on July 31, 2019 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before July 31, 2019. The Adviser is not entitled to recoupment fees waived.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. The effect of the Adviser’s agreement to waive fees under the Services Agreement is only reflected in the first year of the expense examples shown below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
The Momentum Bond Fund | USD ($)	171	540

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

The Momentum Bond Fund (the “Fund”) invests in a portfolio of exchange-traded funds (“ETFs”) and money market funds. The underlying ETFs generally hold fixed-income securities of any maturity or duration or track indices that are based on fixed income securities (i.e., the “reference assets”) – these ETFs are referred to as “Fixed Income ETFs”. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in Fixed Income ETFs.

The Advisor anticipates that the ETFs in which the Fund will invest will generally be passively managed or index ETFs.

NWM Fund Group, LLC (the “Adviser”), the investment adviser to the Fund, allocates the Fund's assets among its Fixed Income investment categories based on a "risk on" / "risk off" proprietary screening model.

During times considered by the Adviser to be “risk on” the Fund will invest in Fixed Income ETFs where the Adviser considers the underlying reference assets to be lower quality fixed-income securities, such as high-yield debt, convertible bonds, floating rate securities, corporate bonds, along with emerging market bonds. Conversely, “risk off” is considered a time during which the Fund will invest in Fixed Income ETFs where the Adviser considers the underlying reference assets to be higher quality fixed-income securities, such as U.S. and international government bonds, inflation-protected U.S. and international government fixed income, mortgage-backed securities, municipal securities, and Zero-Coupon Government securities. Risk-off ETFs are generally considered by the Adviser to have low to no credit risk.

The Adviser's screening process begins with a review of the strongest recent "risk off" investments relative to other "risk off" investments – generally, the Adviser’s review in this initial screening process will consider data for period up to the most recent six months. Each "risk off" investment is ranked based on relative performance during a period of up to six months to create a ratio which the Adviser then analyzes to determine which investment's relative price is performing most strongly versus the other ”risk off” investments” (i.e., this part of the process determines which particular investments, among the “risk off” investments provides the strongest relative strength). The strongest relative strength is considered the strongest recent "risk off" investment with which to compare to a chosen “risk on” asset class. Relative strength calculates which investments are the strongest performers, compared to other investments during a defined time period (up to the previous six months), and recommends those investments for purchase. In determining the appropriate “risk off” asset against which to compare the “risk on” asset, the Adviser compares a short duration Treasury ETF (3 years or less duration treasuries) to longer duration Treasury ETF (more than 3 year duration treasuries). The Adviser then compares the strongest "risk off" investment to Fixed Income ETFs (i.e., the “risk on” investment) where the Adviser feels the reference assets underlying the Fixed Income ETFs are lower quality bonds. In order to buy the "risk on" investment, that "risk on" investment must be showing relative strength versus the strongest "risk off" instrument based on the Adviser's proprietary screening model.

The Adviser's sells "risk on" investments when the strongest "risk off" Fixed Income ETF is showing greater recent relative strength versus the particular "risk on" investment based on the Adviser's screening model.

Examples of the Fixed Income ETFs that the Fund may hold include those where the underlying reference assets are investment grade corporate bonds, floating rate senior bank loans, convertible bonds, mortgage-backed security bonds, municipal bonds, international developed market and emerging market government and corporate bonds, and US Treasury bonds. The Fund may invest in Fixed Income ETFs that hold below investment-grade fixed income securities (known as "junk bonds"). There are no limits on the amount of the Fund's assets that may be invested in Fixed Income ETFs at any one time. Additionally, the Fund may be fully invested, partially invested or fully in cash or cash equivalents at any time.

The Fund may also engage in short-term trading.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a single Fixed Income ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position.

The Principal Risks of Investing in the Fund

Risks of Exchange Traded Funds. Investment in an exchange traded fund (ETF) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

An investment in an ETF is an investment in another investment company and therefore, the Fund's shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in addition to the Fund's own fees and expenses. As a result, the cost of investing will be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are subject to the following risks: (i) the market price of an ETF's shares may trade above or below its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an underlying ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) for index ETFs, the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs will be borne by the Fund. The risks of owning an ETF generally reflect the risks of owning the underlying securities. An investment can be made in the underlying ETFs directly rather than through a Fund. These direct investments can be made without paying the fees and expenses associated with the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Adviser's implementation of the Fund's strategy may fail to produce the intended results.

The Fund may invest in ETFs that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. In the current rising interest-rate environment, fixed income securities prices may fall and may result in periods of volatility and increased portfolio redemptions. Longer-term securities may be more sensitive to interest rate changes. In a declining interest rate environment, the Fund’s portfolio may generate less income.

Risks of High-Yield Securities (Junk Bonds). Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

Risks of Convertible Bonds. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Risks of Floating Rate Securities. The coupon on a floating-rate security changes in relationship to a predetermined benchmark such as the spread above the yield on a six-month Treasury or the price of a commodity. Floating rate securities tend to decrease in value when interest rates rise and increase in value when interest rates fall. A security’s value changes to compensate for the difference between its fixed coupon rate and current interest rates. Because a floating rate security’s coupon rate changes when market rates change, its price will normally fluctuate less than fixed-rate bonds of similar maturity. However, there is no assurance that coupon changes will reflect the current level of interest rates.

Risks of Corporate Bonds. Corporate bonds are debt obligations issued by corporations for various reasons such as to fund capital improvements, fund expansions, refinance debt or make acquisitions. These bonds offer a higher yield compared to other types of debt, but for a price. Most such bonds are not secured by collateral. Investors in these bonds, such as the Fund, must assume not only interest rate risk but also credit risk, the chance that the corporate issuer will default on its debt obligations.

Risks of Emerging Markets Bonds. Investments in or exposure to emerging markets are generally subject to a greater level of risk than bonds relating to developed countries. Investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. In general, countries may be considered emerging or developing markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as an emerging or developing market, or classified under a similar or corresponding classification, by organizations such as the International Monetary Fund, or have economies, industries and stock markets with similar characteristics.

Risks of Government Securities. There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest risk. A U.S. government-sponsored entity (such as the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac), although chartered or sponsored by an Act of Congress, may issue securities that are not funded by congressional appropriations and are neither guaranteed nor insured by the U.S. Treasury and are riskier than those that are.

Sovereign Debt Risk. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

Inflation Protected Securities Risk. These securities move with the rate of inflation and carry the risk that in deflationary conditions (when inflation is negative) the value of the bond may decrease.

Mortgage-Backed and Asset-Backed Securities Risk. Movements in interest rates may quickly and significantly reduce the value of certain types of mortgage-and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

Risks of Zero-Coupon Bonds. These bonds are issued at a discount from face value (par), with the full value, including imputed interest, paid at maturity. Interest is taxable, even though no actual payments are made. Prices of zero-coupon bonds tend to be more volatile than bonds that make regular interest payments.

Foreign Risk. Foreign securities have risks not usually associated with securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Emerging Market Risk. Investing in securities of companies located or operating in emerging markets generally also is riskier than investing in securities of companies located or operating in developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Risks of Derivatives. Underlying ETFs in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. These Underlying ETFs may use the derivative instruments for purposes of hedging, income generation and/or speculation among other things. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying ETFs employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying ETFs will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-331-9609.